UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       11/14/2011
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      365,877   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
APPLE INC                      COM              037833100     7244     18997 SH  NONE Sole                   18997 0        0
AMAZON COM INC                 COM              023135106     7256     33557 SH  NONE Sole                   33557 0        0
BAIDU INC                      SPON ADR REP A   056752108     7359     68832 SH  NONE Sole                   68832 0        0
BIOGEN IDEC INC                COM              09062X103     7287     78234 SH  NONE Sole                   78234 0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     7243    137284 SH  NONE Sole                  137284 0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     7357    228794 SH  NONE Sole                  228794 0        0
DOLLAR TREE INC                COM              256746108     7317     97374 SH  NONE Sole                   97374 0        0
AMDOCS LTD                     ORD              G02602103     7377    272021 SH  NONE Sole                  272021 0        0
EBAY INC                       COM              278642103     7255    246007 SH  NONE Sole                  246007 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    86199   1804071 SH  NONE Sole                 1804071 0        0
LAUDER ESTEE COS INC           CL A             518439104     7337     83524 SH  NONE Sole                   83524 0        0
ENSCO PLC                      SPONSORED ADR    29358Q109     7357    181975 SH  NONE Sole                  181975 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      672     33500 SH  NONE Sole                   33500 0        0
ISHARES INC                    MSCI HONG KONG   464286871      378     26400 SH  NONE Sole                   26400 0        0
ISHARES INC                    MSCI JAPAN       464286848     2490    263200 SH  NONE Sole                  263200 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      242     22000 SH  NONE Sole                   22000 0        0
FAMILY DLR STORES INC          COM              307000109     7247    142484 SH  NONE Sole                  142484 0        0
FISERV INC                     COM              337738108     7372    145203 SH  NONE Sole                  145203 0        0
GOOGLE INC                     CL A             38259P508     7326     14224 SH  NONE Sole                   14224 0        0
GOODRICH CORP                  COM              382388106     7357     60967 SH  NONE Sole                   60967 0        0
HOME DEPOT INC                 COM              437076102     7197    218950 SH  NONE Sole                  218950 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     2309    240000 SH  NONE Sole                  240000 0        0
HEWLETT PACKARD CO             COM              428236103     7102    316365 SH  NONE Sole                  316365 0        0
HUMANA INC                     COM              444859102     7222     99302 SH  NONE Sole                   99302 0        0
COCA COLA CO                   COM              191216100     7217    106828 SH  NONE Sole                  106828 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     2130    230000 SH  NONE Sole                  230000 0        0
LOWES COS INC                  COM              548661107     7181    371327 SH  NONE Sole                  371327 0        0
MASTERCARD INC                 CL A             57636Q104     7219     22760 SH  NONE Sole                   22760 0        0
MONSANTO CO NEW                COM              61166W101     7197    119869 SH  NONE Sole                  119869 0        0
MOSAIC CO NEW                  COM              61945C103     7092    144833 SH  NONE Sole                  144833 0        0
MARATHON PETE CORP             COM              56585A102     7141    263912 SH  NONE Sole                  263912 0        0
MARATHON OIL CORP              COM              565849106     7201    333689 SH  NONE Sole                  333689 0        0
MICROSOFT CORP                 COM              594918104     7207    289542 SH  NONE Sole                  289542 0        0
NETAPP INC                     COM              64110D104     7273    214347 SH  NONE Sole                  214347 0        0
ORACLE CORP                    COM              68389X105     7124    247864 SH  NONE Sole                  247864 0        0
PRICELINE COM INC              COM NEW          741503403     7107     15813 SH  NONE Sole                   15813 0        0
PFIZER INC                     COM              717081103     7215    408114 SH  NONE Sole                  408114 0        0
QUALCOMM INC                   COM              747525103     7166    147351 SH  NONE Sole                  147351 0        0
STARBUCKS CORP                 COM              855244109     7245    194283 SH  NONE Sole                  194283 0        0
SCHLUMBERGER LTD               COM              806857108     7253    121438 SH  NONE Sole                  121438 0        0
TARGET CORP                    COM              87612E106     7254    147930 SH  NONE Sole                  147930 0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7314    158583 SH  NONE Sole                  158583 0        0
VIACOM INC NEW                 CL B             92553P201     7034    181575 SH  NONE Sole                  181575 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2842     79306 SH  NONE Sole                   79306 0        0
WELLPOINT INC                  COM              94973V107     7324    112186 SH  NONE Sole                  112186 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/18/201 97650W157      639     55000 SH  NONE Sole                   55000 0        0